Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through October 6, 2023, which is the date of the issuance of these unaudited condensed consolidated financial statements, and concluded that there are no additional subsequent events except disclosed above that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.